Document and Entity Information	Feb. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-07626
Entity Registrant Name	SENSIENT TECHNOLOGIES CORP
Entity Central Index Key	0000310142
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-0561070
Entity Address, Address Line One	777 East Wisconsin Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202-5304
City Area Code	414
Local Phone Number	271-6755
Title of 12(b) Security	Common stock, par value $0.10 per share
Trading Symbol	SXT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false